Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 4,107	$ 6,056
Goods in transit		1,443
Work in process	908	155
Finished goods	1,041	917
Inventories, gross	6,056	8,570
Less: provision	(1,513)	(1,782)
Inventories, net	$ 4,543	$ 6,788